8. Income Taxes (Details - Tax provision) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax provision: Federal			$ 0	$ 0
Deferred tax provision (benefit): Federal			(868)	(16,541)
Change in valuation allowance			868	16,541
Provision for income taxes	$ 0	$ 0	$ 0	$ 0